Long-term provisions - Expected timing of future cash flows and Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Provisions
Total provisions	R 14,742	R 14,637
Short-term portion	(781)	(1,688)
Long-term provisions	13,961	12,949
Estimated undiscounted obligation	R 64,172	R 85,097
Long-term South African PPI assumption	4.00%	5.50%
Within one year
Provisions
Total provisions	R 781	R 1,688
One to five years
Provisions
Total provisions	1,859	1,427
Five to ten years
Provisions
Total provisions	3,999	2,967
More than ten years
Provisions
Total provisions	R 8,103	R 8,555